UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE VALUE TRUST

FORM N-Q

JULY 31, 2018

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 1.2%
Adient PLC	600,000	$28,578,000

Automobiles - 0.8%
General Motors Co.	500,000	18,955,000

Hotels, Restaurants & Leisure - 0.9%
Melco Resorts & Entertainment Ltd., ADR	800,000	20,688,000

Specialty Retail - 3.7%
AutoZone Inc.	75,000	52,914,750	*
Lowe’s Cos. Inc.	330,000	32,782,200

Total Specialty Retail		85,696,950

Textiles, Apparel & Luxury Goods - 1.1%
Hanesbrands Inc.	1,100,000	24,486,000

TOTAL CONSUMER DISCRETIONARY		178,403,950

CONSUMER STAPLES - 2.9%
Beverages - 1.0%
Molson Coors Brewing Co., Class B Shares	350,000	23,450,000

Food Products - 1.9%
Mondelez International Inc., Class A Shares	1,000,000	43,380,000

TOTAL CONSUMER STAPLES		66,830,000

ENERGY - 11.1%
Oil, Gas & Consumable Fuels - 11.1%
Apache Corp.	900,000	41,400,000
Devon Energy Corp.	1,200,000	54,012,000
Kinder Morgan Inc.	4,300,000	76,454,000
Pioneer Natural Resources Co.	250,000	47,317,500
Plains GP Holdings LP, Class A Shares	1,500,000	36,435,000

TOTAL ENERGY		255,618,500

FINANCIALS - 17.9%
Banks - 5.8%
Citigroup Inc.	750,000	53,917,500
Wells Fargo & Co.	1,400,000	80,206,000

Total Banks		134,123,500

Capital Markets - 2.2%
Intercontinental Exchange Inc.	700,000	51,737,000

Consumer Finance - 2.4%
Synchrony Financial	1,900,000	54,986,000

Diversified Financial Services - 1.8%
Voya Financial Inc.	800,000	40,416,000

See Notes to Schedule of Investments.

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Insurance - 5.7%
American International Group Inc.	1,200,000	$66,252,000
Brighthouse Financial Inc.	650,000	28,229,500	*
MetLife Inc.	800,000	36,592,000

Total Insurance		131,073,500

TOTAL FINANCIALS		412,336,000

HEALTH CARE - 18.2%
Biotechnology - 6.5%
Alexion Pharmaceuticals Inc.	600,000	79,776,000	*
Biogen Inc.	50,000	16,718,500	*
Celgene Corp.	600,000	54,054,000	*

Total Biotechnology		150,548,500

Health Care Providers & Services - 1.9%
Universal Health Services Inc., Class B Shares	350,000	42,735,000

Pharmaceuticals - 9.8%
Allergan PLC	550,000	101,249,500
Bristol-Myers Squibb Co.	400,000	23,500,000
Merck & Co. Inc.	650,000	42,815,500
Mylan NV	1,600,000	59,696,000	*

Total Pharmaceuticals		227,261,000

TOTAL HEALTH CARE		420,544,500

INDUSTRIALS - 12.1%
Aerospace & Defense - 2.2%
Safran SA	100,000	12,392,140	(a)
TransDigm Group Inc.	100,000	37,554,000

Total Aerospace & Defense		49,946,140

Air Freight & Logistics - 1.5%
CH Robinson Worldwide Inc.	375,000	34,586,250

Airlines - 1.7%
Delta Air Lines Inc.	700,000	38,094,000

Building Products - 2.7%
Johnson Controls International PLC	1,100,000	41,261,000
Owens Corning	350,000	21,777,000

Total Building Products		63,038,000

Construction & Engineering - 2.8%
AECOM	1,000,000	33,560,000	*
Fluor Corp.	600,000	30,750,000

Total Construction & Engineering		64,310,000

Electrical Equipment - 0.5%
ABB Ltd., ADR	500,000	11,510,000

See Notes to Schedule of Investments.

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Machinery - 0.7%
KION Group AG	250,000	$17,169,415	(a)

TOTAL INDUSTRIALS		278,653,805

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.8%
Cisco Systems Inc.	1,000,000	42,290,000

Internet Software & Services - 6.0%
Alphabet Inc., Class C Shares	115,000	139,984,900	*

IT Services - 1.9%
International Business Machines Corp.	300,000	43,479,000

Semiconductors & Semiconductor Equipment - 1.8%
QUALCOMM Inc.	650,000	41,658,500

Software - 8.2%
Microsoft Corp.	925,000	98,124,000
Oracle Corp.	1,900,000	90,592,000

Total Software		188,716,000

TOTAL INFORMATION TECHNOLOGY		456,128,400

MATERIALS - 1.8%
Metals & Mining - 1.8%
Royal Gold Inc.	500,000	42,305,000

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Homes 4 Rent, Class A Shares	1,700,000	37,638,000

Real Estate Management & Development - 1.9%
Realogy Holdings Corp.	2,000,000	43,740,000

TOTAL REAL ESTATE		81,378,000

UTILITIES - 4.7%
Electric Utilities - 2.6%
Exelon Corp.	1,400,000	59,500,000

Independent Power and Renewable Electricity Producers - 2.1%
AES Corp.	3,600,000	48,096,000

TOTAL UTILITIES		107,596,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,040,394,236)		2,299,794,155

See Notes to Schedule of Investments.

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $11,856,831)	1.741%	11,856,831	$11,856,831

TOTAL INVESTMENTS - 100.1% (Cost - $2,052,251,067)			2,311,650,986
Liabilities in Excess of Other Assets - (0.1)%			(1,587,455)

TOTAL NET ASSETS - 100.0%			$2,310,063,531

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Value Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Common Stocks†:
Industrials	$249,092,250	$29,561,555	—	$278,653,805
Other Common Stocks	2,021,140,350	—	—	2,021,140,350

Total Long-Term Investments	2,270,232,600	29,561,555	—	2,299,794,155

Short-Term Investments†	11,856,831	—	—	11,856,831

Total Investments	$2,282,089,431	$29,561,555	—	$2,311,650,986

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2018, as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2018, securities valued at $29,561,555 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 20, 2018